Post-employment benefits for associates - Schedule of expected future cash flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Pension plans
Employer contributions
2022 (estimated)	$ 12
Other post-employment benefit plans
Employer contributions
2022 (estimated)	0
2022 | Pension plans
Expected future benefit payments
Settlements	31
2022 | Other post-employment benefit plans
Expected future benefit payments
Settlements	18
2023 | Pension plans
Expected future benefit payments
Settlements	29
2023 | Other post-employment benefit plans
Expected future benefit payments
Settlements	19
2024 | Pension plans
Expected future benefit payments
Settlements	31
2024 | Other post-employment benefit plans
Expected future benefit payments
Settlements	21
2025 | Pension plans
Expected future benefit payments
Settlements	32
2025 | Other post-employment benefit plans
Expected future benefit payments
Settlements	21
2026 | Pension plans
Expected future benefit payments
Settlements	33
2026 | Other post-employment benefit plans
Expected future benefit payments
Settlements	21
2027-2031 | Pension plans
Expected future benefit payments
Settlements	196
2027-2031 | Other post-employment benefit plans
Expected future benefit payments
Settlements	$ 103